INCOME TAXES (Details 2) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Non-capital Loss Carryforwards - Canada	$ 21,310,000	$ 9,079,000		$ 2,577,000
Legal Settlement - Canada	400,000	0		0
Allowance For Doubtful Accounts - Canada	400	0		0
Share Issue Costs - Canada	5,996,000		$ 2,486		$ 0
Non-capital Loss Carryforwards - United States	1,006,000		293		343
Non-capital Loss Carryforwards - Colombia	2,704,000		$ 2,709		$ 0
Total [Member]
Statement [Line Items]
Total	$ 31,816,000	$ 14,567,000		$ 2,920,000